Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 14,470,193	¥ 12,693,397
United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,639,065	1,410,297
United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,395,948	1,245,532
United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	236,199	155,929
United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	6,244	8,406
United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	674	430
Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,236,585	1,205,431
Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,231,857	1,199,951
Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,728	5,480
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,434,562	1,305,998
Wholesale | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	971,136	817,171
Wholesale | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	836,703	720,308
Wholesale | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	131,934	93,643
Wholesale | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,441	3,114
Wholesale | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	58	106
Wholesale | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	463,426	488,827
Wholesale | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	460,946	485,464
Wholesale | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,480	3,363
Real estate
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	740,254	658,177
Real estate | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	479,497	430,759
Real estate | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	390,218	373,176
Real estate | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	88,032	54,801
Real estate | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,247	2,651
Real estate | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable		131
Real estate | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	260,757	227,418
Real estate | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	259,056	225,808
Real estate | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,701	1,610
Working capital
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	700,834	651,553
Working capital | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	188,432	162,367
Working capital | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	169,027	152,048
Working capital | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	16,233	7,485
Working capital | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,556	2,641
Working capital | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	616	193
Working capital | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	512,402	489,186
Working capital | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	511,855	488,679
Working capital | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 547	¥ 507